Condensed Statement of Deficiency in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 81	$ 29		$ 3,336,387		$ (3,424,932)	$ (88,435)
Beginning balance, shares at Dec. 31, 2019	807,000	34,402,750
Common shares issued for services				36,800			36,800
Common shares issued for services, shares	4,250
Common shares issued for intangible assets	$ 2			105,998			106,000
Common shares issued for intangible assets, shares	21,250
Warrants issued in connection with debt				54,555			54,555
Warrants issued for services				44,135			44,135
Preferred stock Series A issued for services			[1]		[1]			[1]
Preferred stock Series A issued for services, shares		100,000,000
Preferred stock Series C issued for services			[1]		[1]			[1]
Preferred stock Series C issued for services, shares		30,000,000
Deemed dividend					[1]	(4,440)	(4,440)
Net income loss						(4,670,255)	(4,670,255)
Ending balance, value at Dec. 31, 2020	$ 83	$ 29		3,577,875		(8,099,627)	(4,521,640)
Ending balance, shares at Dec. 31, 2020	832,500	164,402,750
Common shares issued for services	$ 2			430,425			430,427
Common shares issued for services, shares	19,287
Warrants issued for services				296,543			296,543
Series A preferred converted to common	$ 34			1,564,217			1,564,251
Series A preferred converted to common, shares	339,591	(134,109,750)
Series B preferred converted to common	$ 7	$ (21)		14
Series B preferred converted to common, shares	67,666	(203,000)
Common shares issued for cash	$ 3			599,997			600,000
Common shares issued for cash, shares	25,000
Common shares issued for warrant exercise	$ 3			524,997			525,000
Common shares issued for warrant exercise, shares	26,250
Common shares issued to settle payable				11,249			11,249
Common shares issued to settle payable, shares	937
Shares issued to settle liability to issue shares				7,400			7,400
Shares issued to settle liability to issue shares, shares	2,500
Deemed dividend						(12,182,310)	(12,182,310)
Net income loss						(3,388,763)	(3,388,763)
Common shares issued to settle debt	$ 3			656,247			656,250
Common shares issued to settle debt, shares	27,343
Warrants issued with notes payable				9,533			9,533
Ending balance, value at Jun. 30, 2021	$ 135	$ 8		7,678,497		(23,670,700)	(15,992,060)
Ending balance, shares at Jun. 30, 2021	1,341,074	30,090,000
Beginning balance, value at Dec. 31, 2020	$ 83	$ 29		3,577,875		(8,099,627)	(4,521,640)
Beginning balance, shares at Dec. 31, 2020	832,500	164,402,750
Common shares issued for services	$ 2			540,134			540,136
Common shares issued for services, shares	21,787
Common shares issued for intangible assets	$ 3			1,424,997			1,425,000
Common shares issued for intangible assets, shares	31,250
Warrants issued in connection with debt				9,533			9,533
Warrants issued for services				485,487			485,487
Series A preferred converted to common	$ 34		[1]	1,564,217			1,564,251
Series A preferred converted to common, shares	339,592	(134,109,750)
Series B preferred converted to common	$ 7	$ (21)		14			0
Series B preferred converted to common, shares	70,667	(212,000)
Shares issued to convert debt	$ 3			656,247			656,250
Shares issued to convert debt, shares	27,344
Common shares issued for warrant exercise	$ 3			524,997			525,000
Common shares issued for warrant exercise, shares	26,250
Common shares issued to settle payable				11,250			11,250
Common shares issued to settle payable, shares	937
Shares issued to settle debt	$ 1			179,999			180,000
Shares issued to settle debt, shares	5,000
Deemed dividend					[1]	(13,477,055)	(13,477,055)
Net income loss						(5,340,354)	(5,340,354)
Shares issued for cash	$ 7			1,572,993			1,573,000
Shares issued for cash, shares	68,802
Common shares issued to settle debt				7,400			7,400
Common shares issued to settle debt, shares	2,500
Ending balance, value at Dec. 31, 2021	$ 143	$ 8		10,555,143		(26,917,036)	(16,361,742)
Ending balance, shares at Dec. 31, 2021	1,426,629	30,081,000
Common shares issued for services				51,750			51,750
Common shares issued for services, shares	2,500
Warrants issued in connection with debt				869,973			869,973
Warrants issued for services				12,976			12,976
Deemed dividend						(22,179)	(22,179)
Net income loss						(2,683,704)	(2,683,704)
Options issued for services				155,250			155,250
Ending balance, value at Jun. 30, 2022	$ 143	$ 8		$ 11,645,092		$ (29,622,919)	$ (17,977,676)
Ending balance, shares at Jun. 30, 2022	1,429,129	30,081,000

[1]	Series A and Series C Preferred Stock amounts reflected in mezzanine equity